Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Allowance for loan losses	$ 13,679	$ 13,134
Preferred stock, no par value
Preferred stock, shares authorized	200,000	200,000
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Preferred stock, shares issued	10,120	18,760
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	16,351,463	10,946,439
Treasury stock, common shares	747,964	747,964